VACATION OWNERSHIP INVENTORY (Tables)	12 Months Ended
Dec. 31, 2015
VACATION OWNERSHIP INVENTORY
Schedule of ownership inventory

As of December 31, 2015 and 2014, vacation ownership inventory is comprised of the following (in thousands):

	December 31, 2015	December 31, 2014
Completed unsold VOIs	$46,379	$53,434
Land held for development	627	627

Total inventory	$47,006	$54,061